Schedule of Investments - Virtus Real Asset Income ETF

July 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.6%
Communication Services - 4.7%
America Movil SAB de CV (Mexico)(1)	10,074	$182,037
KT Corp. (South Korea)(1)	8,665	174,946
Mobile TeleSystems PJSC (Russia)*(2)	387,202	—
Spok Holdings, Inc.	10,267	188,297
TIM SA (Brazil)(1)(3)	8,852	162,700
Total Communication Services		707,980
Energy - 43.5%
Alliance Resource Partners LP	6,601	174,794
APA Corp.	8,591	165,720
Berry Corp.	51,988	157,004
Black Stone Minerals LP(3)	12,987	162,727
California Resources Corp.	3,681	177,351
Canadian Natural Resources Ltd. (Canada)	5,140	162,938
Cenovus Energy, Inc. (Canada)	11,727	178,602
Cheniere Energy Partners LP(3)	3,064	176,701
Chord Energy Corp.	1,648	181,824
Civitas Resources, Inc.	5,293	160,695
Cosan SA (Brazil)*(1)	32,492	137,441
CVR Energy, Inc.	6,236	167,000
Diamondback Energy, Inc.	1,153	171,405
Dorchester Minerals LP	6,187	169,524
Ecopetrol SA (Colombia)(1)(3)	17,435	146,454
Energy Transfer LP	9,611	173,382
EOG Resources, Inc.	1,369	164,307
Equinor ASA (Norway)(1)	6,178	159,083
Expand Energy Corp.	1,406	147,321
Geopark Ltd. (Colombia)(3)	23,373	150,522
Hess Midstream LP Class A	4,456	193,970
HF Sinclair Corp.	4,099	180,110
Imperial Oil Ltd. (Canada)	2,117	176,706
Kimbell Royalty Partners LP	11,743	174,618
MPLX LP	3,339	175,298
Murphy Oil Corp.	6,909	171,412
Northern Oil & Gas, Inc.(3)	5,488	154,542
Ovintiv, Inc.	4,134	170,238
Patterson-UTI Energy, Inc.	27,017	159,670
Permian Basin Royalty Trust	14,369	192,401
Petroleo Brasileiro SA - Petrobras (Brazil)(1)	13,126	167,225
Plains All American Pipeline LP	9,304	169,798
Plains GP Holdings LP Class A*	8,726	171,030
Sabine Royalty Trust	2,593	171,890
Suncor Energy, Inc. (Canada)	4,273	168,613
Tenaris SA(1)(3)	4,707	164,463
Viper Energy, Inc.	4,213	158,662
Western Midstream Partners LP	4,450	181,249
Woodside Energy Group Ltd. (Australia)(1)	10,230	173,194
Total Energy		6,559,884
Information Technology - 1.3%
Ituran Location and Control Ltd. (Israel)	4,820	190,390
Materials - 3.5%
CVR Partners LP	1,914	181,313
Mosaic Co. (The)	4,721	170,003
Ryerson Holding Corp.	8,940	184,164
Total Materials		535,480
Real Estate - 31.7%
American Assets Trust, Inc.	8,480	161,374
American Tower Corp.	789	164,420
Apple Hospitality REIT, Inc.	14,777	173,630
Brixmor Property Group, Inc.	6,598	172,406
Camden Property Trust	1,484	162,053
Crown Castle, Inc.	1,713	180,019
Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate (continued)
CubeSmart	4,049	$157,547
EastGroup Properties, Inc.	999	163,077
EPR Properties	2,943	161,983
Equity LifeStyle Properties, Inc.	2,732	163,701
Essential Properties Realty Trust, Inc.	5,303	161,688
Extra Space Storage, Inc.	1,175	157,873
First Industrial Realty Trust, Inc.	3,491	170,081
Gaming and Leisure Properties, Inc.	3,675	167,506
InvenTrust Properties Corp.	6,160	169,831
Invitation Homes, Inc.	5,086	155,886
Kimco Realty Corp.	8,213	174,362
Kite Realty Group Trust	7,564	166,257
LXP Industrial Trust	19,629	152,321
Mid-America Apartment Communities, Inc.	1,155	164,507
National Storage Affiliates Trust	5,293	155,932
Public Storage	591	160,717
Rexford Industrial Realty, Inc.	4,694	171,472
SITE Centers Corp.	13,725	147,818
Tanger, Inc.(3)	5,713	171,504
Terreno Realty Corp.(3)	2,970	164,805
Urban Edge Properties	9,234	182,094
VICI Properties, Inc.	5,316	173,302
Weyerhaeuser Co.	6,553	164,153
Total Real Estate		4,792,319
Utilities - 12.9%
Alliant Energy Corp.	2,834	184,238
American Electric Power Co., Inc.	1,686	190,754
Brookfield Infrastructure Partners LP (Canada)	5,274	164,549
Cia Energetica de Minas Gerais (Brazil)(1)	89,354	161,731
Dominion Energy, Inc.	3,164	184,936
Enel Chile SA (Chile)(1)	48,739	154,990
Entergy Corp.	2,119	191,621
Evergy, Inc.	2,553	180,753
National Grid PLC (United Kingdom)(1)	2,421	170,414
New Jersey Resources Corp.	3,874	177,855
WEC Energy Group, Inc.	1,647	179,655
Total Utilities		1,941,496
Total Common Stocks
(Cost $16,642,471)		14,727,549

SECURITIES LENDING COLLATERAL - 2.8%

Money Market Fund - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(4)(5)
(Cost $428,345)	428,345	428,345

TOTAL INVESTMENTS - 100.4%
(Cost $17,070,816)		15,155,894
Liabilities in Excess of Other Assets - (0.4)%		(64,346)
Net Assets - 100.0%		$15,091,548

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2025 (unaudited)

(3)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,033,607; total market value of collateral held by the Fund was $1,071,642. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $643,298.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of July 31, 2025.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Common Stocks	$14,727,549	$—	$—	*	$14,727,549
Money Market Fund	428,345	—	—		428,345
Total	$15,155,894	$—	$—		$15,155,894

*Includes internally fair valued securities currently priced at zero ($0).

The value of level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of July 31, 2025.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2025.